CASH FLOW GENERATED FROM OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2019
CASH FLOW GENERATED FROM OPERATIONS [abstract]
Schedule of adjustments for reconciling profit/loss
	2017		2018	2019
	RMB’000		RMB’000	RMB’000

Profit before income tax:	1,347,132		1,068,800	1,009,092
Adjustments for:
Depreciation of fixed assets (Note 6)	1,662,460		1,609,743	1,637,298
Depreciation of right-of-use assets (Note 8)	-		-	65,324
Impairment of fixed assets (Note 6)	11,185		10,363	20,697
Provision for impairment of materials and supplies (Note 18)	7,844		11,361	10,793
Amortization of leasehold land payments (Note 8)	45,680		55,782	-
Loss on disposal of fixed assets and costs on repairs	321,741		261,476	161,435
Amortization of long-term prepaid expenses (Note 13)	3,168		12,909	16,438
Share of results of associates , net of tax (Note 11)	(6,944)		(7,177)	7,039
Dividend income on FVOCI/AFS (Note 31)	(6,473)		(6,473)	(7,047)
Investment income from liquidation of a subsidiary (Note 31)		-			(81)	-
Provision for/(reversal of) impairment of receivables	5,901		(1,061)	-
Amortization of deferred income	(3,282)		(5,988)	(2,299)
Interest expense on lease liabilities	-		-	57,670
Interest income	(4,647)		(5,845)	(4,606)

Operating profit before working capital changes	3,383,765		3,003,809	2,971,834
(Increase)/decrease in trade receivables	(419,349)		230,877	(638,401)
Decrease in materials and supplies	6,121		39,224	16,438
Increase in prepayments and other receivables	(12,975)		(17,218)	(64,221)
Decrease in long-term receivable	3,000		7,000	6,000
Increase in trade payables	181,554		115,759	98,393
(Decrease)/increase in accruals and other payables	(179,412)		220,571	358,625
Net cash generated from operations	2,962,704		3,600,022	2,748,668

Schedule of proceeds from disposal of fixed assets
	2017	2018	2019
	RMB’000	RMB’000	RMB’000

Net book amount (Note 6)	336,812	284,658	168,806
Payable arising from disposal of fixed assets	(2,457)	(6,715)	(2,063)
Transfer to materials and supplies	(12,087)	(16,075)	(2,272)
Loss on disposal of fixed assets and costs on repairs	(321,741)	(261,476)	(161,435)
Proceeds from disposal of fixed assets	527	392	3,036